Employee Benefit Plans - Summary of Restricted Stock Activity (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested [Roll Forward]
Number of Shares, Outstanding, Beginning balance	22,223	31,638
Number of Shares, Granted	0	33,333	0
Number of Shares, Vested	(12,501)	(42,748)
Number of Shares, Outstanding, Ending balance	9,722	22,223	31,638
Weighted Average Grant Date Fair Value per Share, Beginning balance	$ 0.60	$ 0.27
Weighted Average Grant Date Fair Value per Share, Granted		$ 0.60
Weighted Average Grant Date Fair Value per Share, Vested	$ 0.60	$ 0.36
Weighted Average Grant Date Fair Value per Share, Ending balance	$ 0.60	$ 0.60	$ 0.27